Stockholders' Deficit - Schedule Of Option Activity Under The Plan (Parenthetical) (Details) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Share based compensation weighted-average grant			$ 4.87	$ 2.13
Share based compensation unrecognized compensation cost total			$ 29.3
Share-based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Share based compensation recognized over a weighted-average period			3 years 4 months 24 days
Hippo Enterprises Inc And Subsidiaries [Member]
Class of Stock [Line Items]
Share based compensation aggregate intrinsic value of exercised options	$ 52.8	$ 2.0	$ 15.4	$ 0.5
Share based compensation weighted-average grant	$ 19.90	$ 1.80
Share based compensation unrecognized compensation cost total	$ 32.1
Hippo Enterprises Inc And Subsidiaries [Member] | Share-based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Share based compensation recognized over a weighted-average period	3 years 1 month 6 days